Provisions - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range | Claims
Disclosure of other provisions [Line Items]
Cash outflows for existing provisions expected period	one
Bottom of range | Lease restoration
Disclosure of other provisions [Line Items]
Cash outflows for existing provisions expected period	one
Top of range | Claims
Disclosure of other provisions [Line Items]
Cash outflows for existing provisions expected period	five years
Top of range | Lease restoration
Disclosure of other provisions [Line Items]
Cash outflows for existing provisions expected period	fourteen years